Segment and Geographical Data (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Business Segment

Selected information by business segment was as follows:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Net sales:
Specialty Pharmaceuticals	$324.3	$344.4	$633.8	$604.6
Global Medical Imaging	222.4	229.1	441.0	458.8

Net sales of operating segments (1)	546.7	573.5	1,074.8	1,063.4
Other (2)	11.1	11.8	23.2	25.9

Net sales	$557.8	$585.3	$1,098.0	$1,089.3

Operating income:
Specialty Pharmaceuticals	$105.9	$105.0	$218.9	$140.0
Global Medical Imaging	10.3	18.9	14.7	68.0

Segment operating income	116.2	123.9	233.6	208.0
Unallocated amounts:
Corporate and allocated expenses (3)	(72.7)	(40.3)	(97.9)	(65.7)
Intangible asset amortization	(15.5)	(8.8)	(24.3)	(17.7)
Restructuring and related charges, net (4)	(21.7)	(6.9)	(29.8)	(7.9)
Separation costs	(2.6)	(14.4)	(4.8)	(26.4)

Operating income	$3.7	$53.5	$76.8	$90.3

(1)	Amounts represent sales to external customers.
(2)	Represents products that were sold to Covidien, our former parent company, which is discussed in Note 14.
(3)	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company’s operating segments.
(4)	Includes restructuring-related accelerated depreciation of $0.5 million for the three months ended March 29, 2013 and $0.1 million and $1.3 million for the six months ended March 28, 2014 and March 29, 2013, respectively. Restructuring-related accelerated depreciation for the three months ended March 28, 2014 was immaterial.

Selected information by business segment is as follows:

	Fiscal Year
	2013	2012	2011
Net sales:
Specialty Pharmaceuticals	$1,217.6	$1,005.2	$909.4
Global Medical Imaging	935.7	996.8	1,060.0

Net sales of operating segments (1)	2,153.3	2,002.0	1,969.4
Other (2)	51.2	54.2	52.4

Net sales	$2,204.5	$2,056.2	$2,021.8

Operating income:
Specialty Pharmaceuticals	$311.7	$162.8	$121.5
Global Medical Imaging	112.3	214.3	232.4

Segment operating income	424.0	377.1	353.9
Unallocated amounts:
Corporate and allocated expenses (3)	(133.8)	(69.9)	(73.3)
Intangible asset amortization	(35.4)	(27.3)	(27.0)
Restructuring and related charges, net (4)	(35.8)	(19.2)	(10.0)
Separation costs	(74.2)	(25.5)	(2.9)

Operating income	$144.8	$235.2	$240.7

Total assets:
Specialty Pharmaceuticals	$1,666.6	$1,571.6
Global Medical Imaging	1,158.6	1,085.7
Corporate (5)	731.4	241.6

Total assets	$3,556.6	$2,898.9

Depreciation and amortization (6):
Specialty Pharmaceuticals	$97.6	$88.7	$77.5
Global Medical Imaging	42.0	42.2	42.3

Depreciation and amortization	$139.6	$130.9	$119.8

(1)	Amounts represent sales to external customers. There were no intersegment sales.
(2)	Represents products that were sold to Covidien, which is discussed in Note 16.
(3)	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company’s operating segments.
(4)	Includes restructuring-related accelerated depreciation of $2.6 million, $8.0 million and $1.6 million for fiscal 2013, 2012 and 2011, respectively.
(5)	Consists of assets used in managing the Company’s total business and not allocated to any one segment.
(6)	Depreciation for certain shared facilities is allocated based on occupancy percentage.

Schedule of Net Sales from External Customers by Products

Net sales by business within the Company’s segments are as follows:

	Fiscal Year
	2013	2012	2011
Generics and API	$1,011.2	$848.8	$824.7
Brands	206.4	156.4	84.7

Specialty Pharmaceuticals	1,217.6	1,005.2	909.4

Contrast Media and Delivery Systems	498.1	542.0	595.5
Nuclear Imaging	437.6	454.8	464.5

Global Medical Imaging	935.7	996.8	1,060.0

Net sales of operating segments	2,153.3	2,002.0	1,969.4
Other (1)	51.2	54.2	52.4

Net sales	$2,204.5	$2,056.2	$2,021.8

(1)	Represents products that were sold to Covidien, which is discussed in Note 16.

Schedule of Net Sales and Long-Lived Assets by Geographical Area

Selected information by geographic area is as follows:

	Fiscal Year
	2013	2012	2011
Net sales (1):
U.S.	$1,518.7	$1,350.2	$1,293.8
Europe, Middle East and Africa	404.3	411.0	419.7
Other	281.5	295.0	308.3

	$2,204.5	$2,056.2	$2,021.8

Long-lived assets (2):
U.S.	$893.3	$847.7	$802.0
Europe, Middle East and Africa (3)	81.0	72.2	81.3
Other	51.8	52.1	48.1

	$1,026.1	$972.0	$931.4

(1)	Net sales are attributed to regions based on the location of the entity that records the transaction, none of which relate to the country of Ireland.
(2)	Long-lived assets are primarily composed of property, plant and equipment.
(3)	Includes long-lived assets located in Ireland of $48.7 million, $45.5 million and $48.9 million at the end of fiscal 2013, 2012 and 2011, respectively.